LIQUIDITY AND GOING CONCERN (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Cash balances	$ 1,019	$ 1,577	$ 1,637	$ 4,054
Working capital	1,000	1,000
Cantor Fitzgerald & Co [Member] | ATM Offering [Member]
Net proceeds from direct offering	10,000	8,000
Laramide Resources Ltd [Member]
Promissory note	$ 2,250	$ 2,000